Common Shares - Common Shares Issued During the Year (Details) CAD in Millions, $ in Billions	1 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($) shares	Oct. 31, 2016 CAD shares	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Increase (Decrease) in Equity [Roll Forward]
Beginning balance			CAD 10,353	CAD 9,112
Public Offering | $	$ 3.5
Stock Option Plans (shares) | shares			1,041,450
Ending balance			CAD 16,450	CAD 10,353
Common Shares
Increase (Decrease) in Equity [Roll Forward]
Balance, beginning of year (shares) | shares			281,562,000	275,997,000
Beginning balance			CAD 5,867	CAD 5,667
Public Offering (shares) | shares	114,400,000	114,400,000	114,364,000	0
Public Offering		CAD 4,700	CAD 4,684	CAD 0
Dividend Reinvestment Plan (shares) | shares			4,100,000	4,272,000
Dividend Reinvestment Plan			CAD 163	CAD 157
Consumer Share Purchase Plan (shares) | shares			31,000	28,000
Consumer Share Purchase Plan			CAD 1	CAD 1
Employee Share Purchase Plan (shares) | shares			377,000	356,000
Employee Share Purchase Plan			CAD 15	CAD 13
Stock Option Plans (shares) | shares			1,042,000	885,000
Stock Option Plans			CAD 32	CAD 28
Conversion of Convertible Debentures (shares) | shares			10,000	24,000
Conversion of Convertible Debentures			CAD 0	CAD 1
Balance, end of year (shares) | shares			401,486,000	281,562,000
Ending balance			CAD 10,762	CAD 5,867